Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
21 Goodwill
2022	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,323	5,502	487	1,107	8,431
Foreign currency translation impact	4	0	1	4	9
Other	(23)	23	0	0	0
Balance at end of period	1,304	5,525	488	1,111	8,440
Accumulated impairment (CHF million)
Balance at beginning of period	0	5,502	0	0	5,514
Impairment losses	0	23	0	0	23
Balance at end of period	0	5,525	0	0	5,537
Net book value (CHF million)
Net book value	1,304	0	488	1,111	2,903
2021
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,299	5,459	479	1,068	8,317
Foreign currency translation impact	27	43	8	39	117
Other	(3)	0	0	0	(3)
Balance at end of period	1,323	5,502	487	1,107	8,431
Accumulated impairment (CHF million)
Balance at beginning of period	0	3,879	0	0	3,891
Impairment losses	0	1,623	0	0	1,623
Balance at end of period	0	5,502	0	0	5,514
Net book value (CHF million)
Net book value	1,323	0	487	1,107	2,917
1
Gross amount of goodwill and accumulated impairment included CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill.
Subsequent to the creation of the new segment structure, effective January 1, 2022, a portion of the Wealth Management business was transferred to the Investment Bank in the second quarter of 2022. Goodwill is reallocated between reporting units on a relative fair value basis. The Group concluded that the goodwill transferred to the Investment Bank reporting unit of CHF 23 million was fully impaired.
The announcement on October 27, 2022 of the strategy and organizational changes as well as adverse market and economic conditions represent triggering events for the third quarter of 2022 for goodwill impairment testing purposes, and under US GAAP, goodwill has to be tested for impairment both before and immediately after a reorganization of reporting units. The review of the Group’s five-year financial plan to reflect the announced strategy was finalized in the fourth quarter of 2022.
The Group concluded that the estimated fair value for all of the reporting units with goodwill exceeded their related carrying values and no further impairment was necessary as of December 31, 2022.
The fair values of the Asset Management and Wealth Management reporting units both exceeded their related carrying values by less than 10%. During the fourth quarter of 2022, Credit Suisse experienced a significant level of deposit and assets under management outflows. The goodwill allocated to these reporting units became more sensitive to an impairment due to these outflows and subdued client activity. There is a significant risk of a future goodwill impairment for these reporting units if their future performances do not achieve the financial projections contained within the five-year financial plan.
As a result of the announced strategy and organizational changes, the Private Fund Group business in the Asset Management reporting unit was transferred to the Investment Bank reporting unit effective January 1, 2023, resulting in an initial transfer of approximately CHF 30 million of goodwill between the reporting units. The Group expects a full impairment in the first quarter of 2023 of the goodwill transferred to the Investment Bank.
As a result of the previously announced acquisition of The Klein Group LLC that is expected to close in the first half of 2023, the Investment Bank will initially recognize a goodwill balance of approximately CHF 60 million, which it expects to fully impair upon the closing of the acquisition.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill, intangible assets and other common equity tier 1 (CET1) capital relevant adjustments. The residual value between the total of these elements and the Group’s shareholders’ equity is allocated to the carrying value of the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and the income approach. Under the market approach, consideration is given to price to projected earnings multiples and price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate is applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its latest five-year financial plan, which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Estimates of the Group’s future earnings potential, and that of the reporting units, involve considerable judgment, including management’s view on future changes in market cycles, the regulatory environment and the anticipated result of the implementation of business strategies, competitive factors and assumptions concerning the retention of key employees.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes or the future outlook adversely differ from management’s best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.

Bank
Goodwill
20 Goodwill
2022	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,300	4,855	480	1,101	7,748
Foreign currency translation impact	4	0	1	5	10
Other	(23)	23	0	0	0
Balance at end of period	1,281	4,878	481	1,106	7,758
Accumulated impairment (CHF million)
Balance at beginning of period	0	4,855	0	0	4,867
Impairment losses	0	23	0	0	23
Balance at end of period	0	4,878	0	0	4,890
Net book value (CHF million)
Net book value	1,281	0	481	1,106	2,868
2021
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,275	4,825	472	1,062	7,646
Foreign currency translation impact	28	30	8	39	105
Other	(3)	0	0	0	(3)
Balance at end of period	1,300	4,855	480	1,101	7,748
Accumulated impairment (CHF million)
Balance at beginning of period	0	3,879	0	0	3,891
Impairment losses	0	976	0	0	976
Balance at end of period	0	4,855	0	0	4,867
Net book value (CHF million)
Net book value	1,300	0	480	1,101	2,881
1
Gross amount of goodwill and accumulated impairment included CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

> Refer to “Note 21 – Goodwill” in VI – Consolidated financial statements – Credit Suisse Group for further information.